CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 92.2%
Equity Mutual Funds - 33.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6 (2)	91,177	2,521,962
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6 (2)	184,201	4,262,406
Calvert US Large-Cap Core Responsible Index Fund, Class R6	910,029	22,778,024
Calvert US Large-Cap Growth Responsible Index Fund, Class I	298,802	8,802,708
Calvert US Large-Cap Value Responsible Index Fund, Class I	519,860	12,045,166
Calvert US Mid-Cap Core Responsible Index Fund, Class I	56,461	1,540,246
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class R6	231,372	3,826,888
Calvert International Equity Fund, Class R6 (2)	240,560	4,698,130
Calvert International Opportunities Fund, Class R6 (2)	390,875	6,320,443
Calvert Mid-Cap Fund, Class I	50,382	2,037,461
		68,833,434

Fixed-Income Mutual Funds - 58.8%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class R6	1,352,030	20,321,009
Calvert Floating-Rate Advantage Fund, Class R6	1,481,590	14,401,060
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,836,461	63,109,778
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	2,345,078	23,380,432
		121,212,279

Total Mutual Funds (Cost $181,631,603)		190,045,713

U.S. TREASURY OBLIGATIONS - 7.8%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	2,561,608	2,604,652
0.625%, 4/15/23 (3)	3,335,847	3,375,886
0.875%, 1/15/29 (3)	5,905,332	6,219,290
U.S. Treasury Note, 2.375%, 3/15/21	3,837,000	3,873,946

Total U.S. Treasury Obligations (Cost $15,649,569)		16,073,774

Total Purchased Options (Cost $68,936) - 0.0% (5)		86,300

TOTAL INVESTMENTS (Cost $197,350,108) - 100.0%	206,205,787

Total Written Options (Premiums received $73,364) - (0.0%) (5)	(12,045)

Other assets and liabilities, net - (0.0%) (5)	(78,327)
NET ASSETS - 100.0%	206,115,415

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than 0.05% or (0.05)%, as applicable.

PURCHASED CALL OPTIONS - 0.0% (5)
EXCHANGE-TRADED OPTIONS - 0.0% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	475	$2,038,225	$43	7/19/19	$48,925
S&P 500 Index	13	3,824,288	3,000	8/16/19	37,375

Total					$86,300

WRITTEN PUT OPTIONS - (0.0)% (5)
EXCHANGE-TRADED OPTIONS - (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	(475)	($2,038,225)	$40.50	7/19/19	(6,650)
S&P 500 Index	(13)	(3,824,288)	2,525	8/16/19	(5,395)

Total					($12,045)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	159	9/30/19	$34,213,570	$154,250
U.S. 5-Year Treasury Note	52	9/30/19	6,144,125	70,033
U.S. 10-Year Treasury Note	27	9/19/19	3,455,156	57,287
U.S. Ultra-Long Treasury Bond	45	9/19/19	7,990,313	186,959
Total Long				$468,529

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended June 30, 2019, the Fund used future contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$86,300	$—
Equity Price	Written options	—	(12,045)
Equity Price	Futures contracts	468,529	—
Total		$554,829	($12,045)

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2019, the value of the Fund’s investment in affiliated companies was $190,045,713, which represents 92.2% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,769,145	57,139	(1,826,284)	—	$—	$515,952	$177,082	$—	$3,236
Absolute Return Bond Fund, Class R6	—	1,352,030	—	1,352,030	20,321,009	121,383	—	—	40,439
Bond Fund, Class R6	4,714,353	766,772	(1,644,664)	3,836,461	63,109,778	1,438,789	(501,624)	—	3,336,958
Emerging Markets Equity Fund, Class I	384,961	209,525	(594,486)	—	—	48,095	1,273,799	—	(626,703)
Emerging Markets Equity Fund, Class R6	—	421,446	(190,074)	231,372	3,826,888	—	(184,372)	—	(18,471)
Floating-Rate Advantage Fund, Class R6	2,754,465	83,765	(1,356,640)	1,481,590	14,401,060	702,214	(304,535)	—	(282,305)
High Yield Bond Fund, Class I	—	145,614	(145,614)	—	—	36,291	49,428	—	—
International Equity Fund, Class I	—	164,412	(164,412)	—	—	25,673	195,295	—	—
International Equity Fund, Class R6	—	240,560	—	240,560	4,698,130	—	—	—	295,774
International Opportunities Fund, Class I	324,772	65,787	(390,559)	—	—	95,789	32,034	390,195	(791,156)
International Opportunities Fund, Class R6	—	390,875	—	390,875	6,320,443	—	—	—	21,741
International Responsible Index Fund, Class I	383,760	22,105	(405,865)	—	—	172,611	83,736	—	(601,857)

International Responsible Index Fund, Class R6	—	228,694	(44,493)	184,201	$4,262,406	$—	($30,256)	$—	$39,053
Long-Term Income Fund, Class I	3	—	(3)	—	—	—	(2)	—	1
Mid-Cap Fund, Class I	53,047	5,860	(8,525)	50,382	2,037,461	7,806	(7,326)	100,051	(11,759)
Small-Cap Fund, Class I	108,092	15,084	(123,176)	—	—	6,536	130,362	139,745	(329,795)
Small-Cap Fund, Class R6	—	91,177	—	91,177	2,521,962	—	—	—	51,972
Ultra-Short Duration Income Fund, Class R6	281,969	4,499,926	(2,436,817)	2,345,078	23,380,432	242,122	1,341,573	—	(1,312,212)
US Large-Cap Core Responsible Index Fund, Class R6	617,443	376,338	(83,752)	910,029	22,778,024	207,955	120,182	442,547	506,827
US Large-Cap Growth Responsible Index Fund, Class I	315,849	36,265	(53,312)	298,802	8,802,708	79,040	174,287	364,692	(295,605)
US Large-Cap Value Responsible Index Fund, Class I	495,272	68,618	(44,030)	519,860	12,045,166	200,106	(26,813)	280,989	(196,510)
US Mid-Cap Core Responsible Index Fund, Class I	150,941	17,606	(112,086)	56,461	1,540,246	46,421	166,691	64,544	(343,509)
TOTALS					$190,045,713	$3,946,783	$2,689,541	$1,782,763	($513,881)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$190,045,713	$—	$—	$190,045,713
U.S. Treasury Obligations	—	16,073,774	—	16,073,774
Purchased Options	86,300	—	—	86,300
Total Investments	$190,132,013	$16,073,774	$—	$206,205,787
Futures Contracts	$468,529	$—	$—	$468,529
Total	$190,600,542	$16,073,774	$—	$206,674,316

Liabilities
Written Options	$(12,045)	$—	$—	$(12,045)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.